Consolidated Statements of Operations - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Consolidated Statements of Operations
Revenue	¥ 12,128,568	¥ 11,208,041	¥ 10,529,287
Operating revenue from reimbursed direct costs	15,675	12,734	26,949
Total revenue	12,144,243	11,220,775	10,556,236
Cost of revenue	6,980,578	6,904,980	5,746,069
Reimbursed direct costs	15,675	12,734	26,949
Selling, general and administrative expenses	4,945,915	5,481,912	4,853,497
Restructuring charge	781,372
Total operating expense	12,723,540	12,399,626	10,626,515
Operating loss	(579,297)	(1,178,851)	(70,279)
Interest income	2,658	3,634	1,672
Interest expense	(94,516)	(125,743)	(54,793)
Gain (loss) on derivatives	(56,861)	43,594	(258,205)
Foreign currency exchange gains (losses)	(137,065)	(13,751)	161,680
Dividend income	11,250	14,400	11,250
Other—net	67,929	(60,255)	(20,075)
Loss before income taxes	(785,902)	(1,316,972)	(228,750)
Income tax expense (benefit)	(101,857)	(458,109)	183,125
Net Loss	(684,045)	(858,863)	(411,875)
Less: Net income attributable to noncontrolling interests	10,617	6,224	5,757
Net loss attributable to FRONTEO, Inc. shareholders	¥ (694,662)	¥ (865,087)	¥ (417,632)
Net loss attributable to FRONTEO, Inc. shareholders per share:
Basic (in JPY per share)	¥ (18.3)	¥ (23.8)	¥ (11.7)
Diluted (in JPY per share)	¥ (18.3)	¥ (23.8)	(11.7)
Cash dividends declared per common share			¥ 3.0